Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Tables) [Abstract]
Components of other comprehensive income and related tax effects

	Year ended December 31,
	2011			2010			2009
	Before	Tax	Net of	Before	Tax	Net of	Before	Tax	Net of
(in millions)	tax	effect	tax	tax	effect	tax	tax	effect	tax
Translation adjustments	$(35)	13	(22)	71	(26)	45	118	(45)	73
Securities available for sale:
Net unrealized gains (losses)
arising during the year	(578)	359	(219)	2,611	(1,134)	1,477	15,998	(5,972)	10,026
Reclassification of (gains) losses
included in net income	(696)	262	(434)	77	(29)	48	(349)	129	(220)
Net unrealized gains (losses)
arising during the year	(1,274)	621	(653)	2,688	(1,163)	1,525	15,649	(5,843)	9,806
Derivatives and hedging activities:
Net unrealized gains
arising during the year	190	(85)	105	750	(282)	468	193	(86)	107
Reclassification of net gains on cash flow
hedges included in net income	(571)	217	(354)	(613)	234	(379)	(531)	203	(328)
Net unrealized gains (losses)
arising during the year	(381)	132	(249)	137	(48)	89	(338)	117	(221)
Defined benefit pension plans:
Net actuarial gains (losses)	(1,079)	411	(668)	20	(9)	11	222	(73)	149
Amortization of net actuarial loss and prior
service cost included in net income	99	(38)	61	104	(45)	59	184	(60)	124
Net gains (losses) arising during the year	(980)	373	(607)	124	(54)	70	406	(133)	273
Other comprehensive income	$(2,670)	1,139	(1,531)	3,020	(1,291)	1,729	15,835	(5,904)	9,931

Cumulative other comprehensive income

					Cumulative
			Derivatives	Defined	other
		Securities	and	benefit	compre-
	Translation	available	hedging	pension	hensive
(in millions)	adjustments	for sale	activities	plans	income
Balance, December 31, 2008	$(6)	(6,212)	871	(1,522)	(6,869)
Cumulative effect from change in accounting for
other-than-temporary impairment on debt securities	-	(53)	-	-	(53)
Net change	73	9,806	(221)	273	9,931
Balance, December 31, 2009	67	3,541	650	(1,249)	3,009
Net change	45	1,525	89	70	1,729
Balance, December 31, 2010	112	5,066	739	(1,179)	4,738
Net change	(22)	(653)	(249)	(607)	(1,531)
Balance, December 31, 2011	$90	4,413	490	(1,786)	3,207